Related Parties - Disclosure of Transactions with Related Parties (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of transactions between related parties [line items]
Sales and services rendered to related parties	R 7	R 5
Purchases and services acquired from related parties	78	76
Joint operations
Disclosure of transactions between related parties [line items]
Sales and services rendered to related parties	7	5
Associates
Disclosure of transactions between related parties [line items]
Purchases and services acquired from related parties	R 78	R 76